Investments	9 Months Ended
Sep. 30, 2013
Investments [Abstract]
Investments
Investments:

The amortized cost and fair values of investments are as follows (in thousands):

	Available-for-Sale
	Amortized Cost	Cumulative Non-Credit OTTI (Losses) Recognized in OCI	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value/ Carrying Value
September 30, 2013
Corporate Bonds	$6,012	$—	$—	$(14)	$5,998
State and municipal securities	50,376	—	610	(1,078)	49,908
Mortgage-backed securities - Agency Pass Throughs	60,282	—	930	(789)	60,423
Mortgage-backed securities - Agency CMO's	117,133	—	1,212	(1,226)	117,119
SBA Pools	23,872	—	521	(39)	24,354
Mortgage-backed securities - Non Agency CMO's (below investment grade)	7,614	(864)	624	(176)	7,198
	$265,289	$(864)	$3,897	$(3,322)	$265,000
December 31, 2012
State and municipal securities	$60,984	$—	$2,823	$(158)	$63,649
Mortgage-backed securities - Agency Pass Throughs	71,821	—	2,224	(652)	73,393
Mortgage-backed securities - Agency CMO's	110,683	—	2,209	(328)	112,564
SBA Pools	19,962	—	359	—	20,321
Mortgage-backed securities - Non Agency CMO's (below investment grade)	10,889	(1,661)	1,401	(387)	10,242
	$274,339	$(1,661)	$9,016	$(1,525)	$280,169
	Held-to-Maturity
	Carrying Value / Amortized Cost	Cumulative Non-Credit OTTI (Losses) Recognized in OCI	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
September 30, 2013
State and municipal securities	$26,241	$—	$1,237	$(19)	$27,459
December 31, 2012
State and municipal securities	$14,826	$—	$1,518	$—	$16,344

The following table summarizes the duration of Intermountain’s unrealized losses on available-for-sale and held-to-maturity securities as of the dates indicated (in thousands).

	Less Than 12 Months		12 Months or Longer		Total
September 30, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate Bonds	$3,998	$(14)	$—	$—	$3,998	$(14)
Residential mortgage-back securities	65,571	(1,567)	23,792	(624)	89,363	(2,191)
SBA Pools	4,420	(39)	—	—	4,420	(39)
State and municipal securities	30,949	(1,097)	—	—	30,949	(1,097)
Total	$104,938	$(2,717)	$23,792	$(624)	$128,730	$(3,341)

December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Residential mortgage-back securities	$57,180	$(785)	$11,408	$(582)	$68,588	$(1,367)
State and municipal securities	12,019	(158)	—	—	12,019	(158)
Total	$69,199	$(943)	$11,408	$(582)	$80,607	$(1,525)

At September 30, 2013, the amortized cost and fair value of available-for-sale and held-to-maturity debt securities, by contractual maturity, are as follows (in thousands):

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$—	$—	$1,381	$1,422
After one year through five years	3,567	3,578	2,619	2,691
After five years through ten years	6,716	6,607	18,127	19,002
After ten years	46,105	45,721	4,114	4,344
Subtotal	56,388	55,906	26,241	27,459
Mortgage-backed securities	185,029	184,740	—	—
SBA Pools	23,872	24,354	—	—
Total Securities	$265,289	$265,000	$26,241	$27,459

Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

Intermountain’s investment portfolios are managed to provide and maintain liquidity; to maintain a balance of high quality, diversified investments to minimize risk; to offset other asset portfolio elements in managing interest rate risk; to provide collateral for pledging; and to maximize returns. At September 30, 2013, the Company does not intend to sell any of its available-for-sale securities that have a loss position and it is not likely that it will be required to sell the available-for-sale securities before the anticipated recovery of their remaining amortized cost or maturity date. The unrealized losses on residential mortgage-backed securities without other-than-temporary impairment (“OTTI”) were considered by management to be temporary in nature.

The following table presents the OTTI losses for the nine months ended September 30, 2013 and 2012:

	2013		2012
	Held To Maturity	Available For Sale	Held To Maturity	Available For Sale
Total other-than-temporary impairment losses	$—	$—	$—	$7
Portion of other-than-temporary impairment losses transferred from other comprehensive income (1)	—	63	—	350
Net impairment losses recognized in earnings (2)	$—	$63	$—	$357
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(1)	Represents other-than-temporary impairment losses related to all other factors.

(2)	Represents other-than-temporary impairment losses related to credit losses.

The OTTI recognized on investment securities available for sale in 2013 relates to one non-agency collateralized mortgage obligation. Another security for which OTTI had been recognized in 2012 was sold in the first quarter of 2013. Each of these securities held various levels of credit subordination. These securities were valued by third-party pricing services using matrix or model pricing methodologies and were corroborated by broker indicative bids. We estimated the cash flows of the underlying collateral for each security considering credit, interest and prepayment risk models that incorporate management’s estimate of projected key assumptions including prepayment rates, collateral default rates and loss severity. Assumptions utilized vary from security to security, and are influenced by factors such as underlying loan interest rates, geographic location, borrower characteristics, vintage, and historical experience. We then used a third party to obtain information about the structure of each security, including subordination and other credit enhancements, in order to determine how the underlying collateral cash flows will be distributed to each security issued in the structure. These cash flows were then discounted at the interest rate equal to the yield anticipated at the time the security was purchased. We review the actual collateral performance of these securities on a quarterly basis and update the inputs as appropriate to determine the projected cash flows.

On June 30, 2013, six securities with an amortized cost of $8,512,039 were transferred from the available-for-sale category to the held-to-maturity category of the portfolio. The fair market value of the securities at the time of transfer was $8,234,244. The unrealized loss of $277,795 will continue to be reported as a component of accumulated other comprehensive income, net of tax, and amortized over the remaining life of the securities as an adjustment to yield. Upon transfer to the held-to-maturity category, premium and discount accounts were adjusted to reflect the fair market value of the security. The resulting premiums and discounts will also be amortized as an adjustment to yield.

See Note 9 “Fair Value of Financial Instruments” for more information on the calculation of fair or carrying value for the investment securities.